Cover	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2026
Entity File Number	001-38501
Entity Registrant Name	Scholar Rock Holding Corporation
Entity Central Index Key	0001727196
Entity Tax Identification Number	82-3750435
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	301 Binney Street
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	857
Local Phone Number	259-3860
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SRRK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false